Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements:

13.       Fair value measurements and Hedging:

Fair value measurements

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.

Fair value on a recurring basis:

Interest rate swaps

Details of the Company’s interest rate swap are discussed in Note 18 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report. Major terms are summarized below:

	Designed as				Notional amount June 30, 2018
Counterparty	accounting hedge	Inception	Expiry	Fixed Rate
HSH - Star Challenger	Yes	September 30, 2014	September 28, 2018	1.7650%	6,094
HSH - Star Fighter	Yes	September 30, 2014	September 28, 2018	1.7650%	6,271
Credit Agricole - Star Borealis	Yes	November 10, 2014	August 9, 2018	1.7200%	20,044
Credit Agricole - Star Polaris	Yes	August 11, 2014	November 9, 2018	1.7050%	21,133
Total					$53,542

The amount recognized in “Other comprehensive income/(loss)” is derived from the effective portion of unrealized gains/losses from cash flow hedges.

An amount of approximately $788 is expected to be reclassified into earnings during the following 12-month period when realized.

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the year ended December 31, 2017 and the six-month period ended June 30, 2018, the Company entered into a certain number of FFAs on the Capesize, Panamax and Supramax indexes. The results of the Company’s FFAs for the six-month periods ended June 30, 2017 and 2018 and the valuation of the Company’s open positions as at December 31, 2017 and June 30, 2018 are presented in the tables below.

During the year ended December 31, 2017 and the six-month period ended June 30, 2018, the Company also entered into a certain number of bunker swaps. The results of the Company’s bunker swaps for the six-month periods ended June 30, 2017 and 2018 and the valuation of the Company’s open positions as at December 31, 2017 and June 30, 2018 are presented in the tables below.

The amounts of Gain / (Loss) on derivative financial instruments, forward freight agreements and bunker swaps recognized in the accompanying unaudited interim condensed consolidated statements of operations, are analyzed as follows:

Six months ended June 30,
	2017	2018
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$1,642	$140
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(1,542)	(141)
Total Gain/(loss) on derivative financial instruments, net	$100	$(1)

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	(473)	(73)
Total Gain/(loss) recognized	$(473)	$(73)

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	(500)	1,580
Realized gain/(loss) on forward freight agreements	-	71
Unrealized gain/(loss) on forward freight agreements	(41)	(1,097)
Unrealized gain/(loss) on bunker swaps	-	1,446
Total Gain/(loss) recognized	$(541)	$2,000

In relation to the above interest rate swap agreements designated as cash flow hedges and the corresponding amount recorded in “Accumulated other comprehensive income / (loss)” as of June 30, 2018, and in accordance with ASC 815 “Derivatives and Hedging - Timing and Probability of the Hedged Forecasted Transaction,” the management of the Company considered the creditworthiness of its counterparties and the expectations of the forecasted transactions and determined that no events have occurred that would make the forecasted transaction not probable.

Fair value hedge designation

In order to mitigate its exposure to the foreign currency risk arising from its commitment for vessel upgrades denominated in Euro discussed in Note 12 above, in early April 2018 the Company converted some of its cash held in US dollars to Euro at an amount to cover 100% of its fixed orders for vessel upgrades and approximately 50% of its optional orders for vessel upgrades. The total amount of Euro converted is approximately €40.0 million of which approximately €20.5 million is related to the fixed orders. This amount will be held until the payments under the contracts for upgrades (or “unrecognized firm commitment”) are made. The Euro conversions corresponding to the fixed orders were designated, on April 3, 2018, as a fair value hedge with the portion of the unrecognized firm commitment corresponding to the fixed orders being the “hedged item” and the Euro deposits corresponding to the fixed orders being the “Hedging Instrument”. Because the critical terms (currency, timing, notional amounts) of the hedged item and the hedging instrument match in all material respects, the hedge is considered to highly offset changes in the fair value of the unrecognized firm commitment attributable to changes in the USD/Euro exchange rates. The foreign exchange losses recognized from the remeasurement of the total Euro conversions discussed above as of June 30, 2018 were $2,794 and are included in “Interest and other income/loss” in the accompanying statement of operations. The cumulative amount of fair value hedging adjustment that is attributable to the aforementioned hedge as of June 30, 2018 was $1,405 and is reflected within “Vessels and other fixed assets, net” in the accompanying balance sheet with the corresponding gain of $1,405 recognized from April 3, 2018 to June 30, 2018 being recorded within “Interest and other income/loss” in the accompanying statement of operations. The ineffective portion of the aforementioned hedge as of June 30, 2018 was $39 and is reflected within “Interest and other income/loss” in the accompanying statement of operations. As of June 30, 2018 the Company has used approximately Euro 5.1 million for payments under the vessel contracts for upgrades.

Since the hedging designation date and up to June 30, 2018, there has been no change to the critical terms, nor to the creditworthiness of the counterparties nor is any other change foreseen that would affect this hedging designation.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2017 and June 30, 2018 based on Level 2 observable inputs of the fair value hierarchy such as interest rate curves.

Significant Other Observable Inputs (Level 2)
December 31, 2017			June 30, 2018
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 17	-	$ -	-
Bunker swaps - asset position	60	-	1,507	-
Interest rate swaps - asset position	-	-	-	130
Total	$ 77	-	$ 1,507	130
LIABILITIES
Forward freight agreements - liability position	$ -	-	1,080	-
Bunker swaps - liability position	-	-	-	-
Interest rate swaps - liability position	609	16	-	-
Total	$ 609	16	1,080	-

The carrying values of temporary cash investments, restricted cash, accounts receivable, other current assets, accrued liabilities, due from/to related parties, due to managers and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and bareboat leases, bearing interest at variable interest rates, approximates their recorded values as of June 30, 2018.

The 2022 Notes have a fixed rate, and their estimated fair value, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKZ), is approximately $51,266 as of June 30, 2018.